Expense Example - Invesco QQQ Low Volatility ETF - Invesco QQQ Low Volatility ETF	Nov. 21, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	$ 80